Hotchkis and Wiley Funds
Supplement Dated July 23, 2007 to
Statement of Additional Information Dated August 29, 2006

In the section entitled “DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS:  Investment Restrictions” on pages 1 and 2 of the Statement of Additional Information, Investment Restriction number 9 is deleted and replaced with the following:

Except as noted, none of the Funds may…make loans except to the extent permitted by the Investment Company Act of 1940, as amended, and any regulations, interpretations or exemptive or other relief granted thereunder.

* * *

The section entitled “MANAGEMENT” on pages 11 through 13 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Trustees of the Trust consist of eight individuals, seven of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The Trustees oversee the actions of the Funds’ Advisor and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Trust’s officers, who conduct and supervise the daily business operations of the Funds.

Five of the Independent Trustees are members of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are to: (i) approve, and recommend to the Board, the appointment, retention or termination of the Funds’ independent registered public accounting firm; (ii) review with the independent registered public accounting firm the scope, performance and anticipated cost of their audits; (iii) discuss with the independent registered public accounting firm certain matters relating to the Funds’ financial statements, including any adjustment to such financial statements recommended by the independent registered public accounting firm, or any other results of any audit; (iv) request and review the independent registered public accounting firm’s annual representations with respect to their independence, and discuss with the independent registered public accounting firm any relationships or services disclosed in the statement that may impact the independence of the Funds’ independent registered public accounting firm; and (v) consider the comments of the independent registered public accounting firm and management’s responses thereto with respect to the quality and adequacy of the Funds’ accounting and financial reporting policies and practices and internal controls. The Board of Trustees of the Trust has adopted a written charter for the Audit Committee. The Audit Committee held five meetings during the Trust’s last fiscal year.

Five of the Independent Trustees are also members of the Trust’s Nominating and Governance Committee. This Committee reviews and nominates candidates to serve as Trustees. The Nominating and Governance Committee will consider shareholder proposals for candidates to serve as Trustees. Any such proposals should be sent to the Trust in care of the Nominating and Governance Committee chairperson. The final recommendation of a prospective Independent Trustee rests solely with the Nominating and Governance Committee. This Committee held three meetings during the Trust’s last fiscal year. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties.

Two of the Trustees are also members of the Trust’s Valuation Committee (the “Valuation Committee”). The other Trustees are alternate members and will participate in the Valuation Committee meeting if either or both Valuation Committee members are unable. The Valuation Committee meets whenever a proposed fair valuation of a security would impact a Fund by more than a penny per share. The Valuation Committee did not hold any meetings during the Trust’s last fiscal year.

Biographical Information. Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their years of birth, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen for funds advised by the Advisor and public directorships held.

Independent Trustees
Name and Year of Birth	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Public Directorships
Randall H. Breitenbach (born 1960)	Trustee**	Since 2001	Co-Founder, Director and CEO, BreitBurn Energy Partners, L.P. (1988 — present); Chairman, Finance Committee, Stanford University PIC Endowment (1999 — present).	Five	BreitBurn Energy Partners, L.P.

Robert L. Burch III (born 1934)	Trustee**	Since 2001	Managing Partner, A.W. Jones Co. (investments) (1984 – present); Chairman, Jonathan Mfg. Corp. (slide manufacturing) (1977 – 2004).	Five	None

Marcy Elkind, Ph.D. (born 1947)	Trustee**	Since 2005	President, Elkind Economics, Inc. (1980 – present).	Five	None

Robert Fitzgerald (born 1952)	Trustee**	Since 2005	Chief Financial Officer of National Retirement Partners, Inc. (2005 – present); Executive Vice President and Chief Financial Officer of PIMCO Advisors L.P. (1995 – 2001).	Five	None

John A.G. Gavin (born 1931)	Trustee**	Since 2001
Senior Counselor, Hicks Holdings (private
equity investment firm) (2001 – present); Chairman, Gamma Holdings (international capital and consulting) (1968 – present); Partner and Managing Director, Hicks, Muse, Tate & Furst (Latin America) (private equity investment firm) (1994 — 2001); U.S. Ambassador to Mexico
(1981 — 1986).
				Five	Causeway Capital Management Trust; Claxson S.A.; TCW Galileo Funds

Alejandra C. Edwards, Ph.D. (born 1954)	Trustee	Since 2007	California State University – Long Beach: Associate Chair Economics (2001 – present); Graduate Advisor Economics (2000 - present); Professor of Economics (1994 – present).	Five	None

Donald Morrison, Ph.D. (born 1939)	Trustee	Since 2007	The William E. Leonhard Professor in the Anderson Graduate School of Management at the University of California, Los Angeles (1988 – present).	Five	None

*  Each Trustee serves until his or her successor is elected and qualified, until he or she retires in accordance with the Trust’s retirement policy, or until his or her death or resignation or removal as provided in the Trust’s Agreement and Declaration of Trust.

** Member of the Audit Committee and Nominating and Governance Committee.

Interested Trustee
Name and Year of Birth	Position Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Public Directorships
George H. Davis, Jr.* (born 1961)	Trustee	Since 2007	Chief Executive Officer and Portfolio Manager of the Advisor (2001 – present).	Five	None

*	Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Trust based on his position as Chief Executive Officer and Portfolio Manager of the Advisor.

**
As Trustee, Mr. Davis serves until his successor is elected and qualified, until he retires in accordance with the Trust’s retirement policy, or until his death or resignation or removal as provided in the Trust’s Agreement and Declaration of Trust.

Certain biographical and other information relating to the officers of the Trust is set forth below, including, as relevant, their years of birth, their principal occupations for at least the last five years and the length of time served.

Name and Year of Birth	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years
Anna Marie Lopez (born 1967)	President	Since 2007	Chief Operating Officer of the Advisor (2007 – present); Chief Compliance Officer of the Advisor (2001 – 2007).

Mark McMahon (born 1968)	Vice President and Secretary	Since 2006	Director of Mutual Fund Operations of the Advisor (2006 – present); Client Relations Manager of Boston Financial Data Services (1991 – 2006).

James Menvielle (born 1972)	Vice President and Treasurer	Since 2007	Chief Financial Officer of the Advisor (2006 – present); Controller of Metropolitan West Asset Management, LLC (1998 – 2006); Chief Financial Officer of MWAM Distributors, LLC (2004 – 2006).

Tina Kodama (born 1968)	Chief Compliance Officer	Since 2007
Chief Compliance Officer of the Advisor (2007 - present); Director of Compliance of the Advisor (2006 – 2007); Vice President - Compliance of First Pacific Advisors, Inc. (2004 - 2006); Vice President – Internal Audit of Countrywide Financial Corporation (2003 – 2004); Director of Compliance of Wilshire Associates Incorporated (2001 – 2003).

* Each officer is appointed by and serves at the pleasure of the Board of Trustees of the Trust.

The address for all Trustees and officers of the Trust is c/o Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017, attention:  Trust Secretary.

Share Ownership. Information relating to each Trustee’s share ownership in the Trust as of December 31, 2006 is set forth in the following chart.

Name	Aggregate Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee:

George H. Davis, Jr.	Core Value Fund - over $100,000 Large Cap Value Fund - over $100,000 Mid-Cap Value Fund - over $100,000 Small Cap Value Fund - over $100,000 All Cap Value Fund - over $100,000	over $100,000
Independent Trustees:

Randall Breitenbach	Core Value Fund - over $100,000 Large Cap Value Fund - none Mid-Cap Value Fund - none Small Cap Value Fund - none All Cap Value Fund - over $100,000	over $100,000
Robert L. Burch III	Core Value Fund - over $100,000 Large Cap Value Fund - over $100,000 Mid-Cap Value Fund - over $100,000 Small Cap Value Fund - over $100,000 All Cap Value Fund - over $100,000	over $100,000
Marcy Elkind, Ph.D.	Core Value Fund - over $100,000 Large Cap Value Fund - $10,001 - $50,000 Mid-Cap Value Fund - $10,001 - $50,000 Small Cap Value Fund - none All Cap Value Fund - $10,001 - $50,000	over $100,000
Robert Fitzgerald	Core Value Fund - over $100,000 Large Cap Value Fund - over $100,000 Mid-Cap Value Fund - none Small Cap Value Fund - none All Cap Value Fund – none	over $100,000
John A.G. Gavin	Core Value Fund - over $100,000 Large Cap Value Fund - none Mid-Cap Value Fund - none Small Cap Value Fund - over $100,000 All Cap Value Fund - over $100,000	over $100,000
Alejandra C. Edwards, Ph.D.	Core Value Fund - none Large Cap Value Fund - none Mid-Cap Value Fund - none Small Cap Value Fund - none All Cap Value Fund - none	none
Donald Morrison, Ph.D.	Core Value Fund - none Large Cap Value Fund - none Mid-Cap Value Fund - none Small Cap Value Fund - none All Cap Value Fund - none	none